EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2024	2023	2022
Profit for the period	495,583	656,414	475,537
(in thousands)
Weighted average number of basic and diluted shares	222,623	222,623	214,011

Cash dividends paid per share	$1.95	$2.87	$0.15